PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2022
PROPERTY AND EQUIPMENT.
Schedule of property and equipment

	December 31,			Reclassifications/	December 31,
	2020	Additions	Deductions	Translations	2021
At cost:
Directly acquired assets
Buildings	16,137	197	(5)	967	17,296
Leasehold improvements	1,410	45	(35)	57	1,477
Switching equipment	17,506	1,112	(1,223)	929	18,324
Telegraph, telex, and data communication
equipment	2,012	—	—	(429)	1,583
Transmission installation and equipment	159,196	3,829	(3,479)	6,075	165,621
Satellite, earth station, and equipment	10,423	359	(15)	(239)	10,528
Cable network	60,796	8,722	(33)	(1,926)	67,559
Power supply	20,988	303	(390)	1,134	22,035
Data processing equipment	17,663	250	(314)	1,659	19,258
Other telecommunication peripherals	7,513	1,646	—	(38)	9,121
Office equipment	2,125	205	(57)	79	2,352
Vehicles	551	34	(43)	(5)	537
Other equipment	68	6	—	(27)	47
Property under construction	2,524	13,613	(29)	(13,158)	2,950
Total	318,912	30,321	(5,623)	(4,922)	338,688

Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	4,872	652	(2)	15	5,537
Leasehold improvements	1,061	132	(30)	—	1,163
Switching equipment	11,621	1,871	(1,223)	(44)	12,225
Telegraph, telex, and data communication
equipment	1,582	—	—	—	1,582
Transmission installation and equipment	87,991	11,554	(3,227)	(1,786)	94,532
Satellite, earth station, and equipment	4,412	743	(16)	60	5,199
Cable network	15,978	4,210	(11)	(1,442)	18,735
Power supply	14,757	1,546	(383)	(46)	15,874
Data processing equipment	12,780	1,708	(301)	(57)	14,130
Other telecommunication peripherals	2,885	1,492	—	(47)	4,330
Office equipment	1,574	357	(57)	(8)	1,866
Vehicles	229	71	(26)	(4)	270
Other equipment	47	4	—	(11)	40
Total	159,789	24,340	(5,276)	(3,370)	175,483
Net book value	159,123				163,205

	December 31,			Reclassifications/	December 31,
	2021	Additions	Deductions	Translations	2022
At cost:
Directly acquired assets
Buildings	17,296	778	(1)	874	18,947
Leasehold improvements	1,477	80	(86)	100	1,571
Switching equipment	18,324	1,066	(130)	823	20,083
Telegraph, telex, and data communication equipment	1,583	—	—	—	1,583
Transmission installation and equipment	165,621	4,494	(9,501)	10,492	171,106
Satellite, earth station, and equipment	10,528	155	(5)	126	10,804
Cable network	67,559	7,807	(9)	(662)	74,695
Power supply	22,035	433	(719)	1,527	23,276
Data processing equipment	19,258	877	(390)	1,209	20,954
Other telecommunication peripherals	9,121	1,261	—	20	10,402
Office equipment	2,352	157	(85)	201	2,625
Vehicles	537	100	(165)	133	605
Other equipment	47	2	(3)	5	51
Property under construction	2,950	16,936	—	(15,288)	4,598
Total	338,688	34,146	(11,094)	(440)	361,300

Accumulated depreciation and impairment losses:
Directly acquired assets
Buildings	5,537	632	(1)	60	6,228
Leasehold improvements	1,163	130	(86)	—	1,207
Switching equipment	12,225	1,985	(127)	17	14,100
Telegraph, telex, and data communication equipment	1,582	—	—	—	1,582
Transmission installation and equipment	94,532	12,087	(9,362)	78	97,335
Satellite, earth station, and equipment	5,199	830	(5)	17	6,041
Cable network	18,735	4,388	(9)	(604)	22,510
Power supply	15,874	1,699	(712)	29	16,890
Data processing equipment	14,130	1,806	(388)	(58)	15,490
Other telecommunication peripherals	4,330	1,717	—	20	6,067
Office equipment	1,866	261	(79)	25	2,073
Vehicles	270	38	(135)	69	242
Other equipment	40	3	(2)	3	44
Total	175,483	25,576	(10,906)	(344)	189,809
Net book value	163,205				171,491

Schedule of gain on sale of property and equipment

	2020	2021	2022
Proceeds from sale of property and equipment	236	756	526
Net book value	(20)	(36)	(129)
Gain on sale of property and equipment	216	720	397